Schedule of Investments (unaudited) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$228,997
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	57,326
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	164,912
Series 2018-C6, Class A4, 4.41%, 11/10/51	100	117,350
Series 2019-GC43, Class A4, 3.04%, 11/10/52	490	522,666
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	127,875
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	150,216
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	275	300,212
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52	110	119,947
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	140,041
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	175,447
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48	50	54,230
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	30,994

		2,190,213

Total Collaterized Mortgage Obligations — 1.8% (Cost: $2,115,270)		2,190,213

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	10,969
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	5	5,204
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	25	19,970
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	38,011
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(b)	10	9,731
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	14,612

		98,497

Aerospace & Defense — 0.5%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	5	5,498
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	22,497
3.10%, 05/01/26 (Call 03/01/26)	5	4,850
3.25%, 03/01/28 (Call 12/01/27)	5	4,740
5.04%, 05/01/27 (Call 03/01/27)	50	53,066
5.15%, 05/01/30 (Call 02/01/30)	25	26,748
Bombardier Inc.
7.50%, 03/15/25 (Call 06/29/20)(b)	25	15,188
7.88%, 04/15/27 (Call 04/15/22)(b)	10	5,927
Embraer Netherlands Finance BV
5.05%, 06/15/25	5	4,566
5.40%, 02/01/27	5	4,555
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	25	28,868
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	2	2,229
4.40%, 06/15/28 (Call 03/15/28)	14	16,167

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	$25	$28,529
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	21,947
3.25%, 01/15/28 (Call 10/15/27)	19	21,058
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,918
4.13%, 11/16/28 (Call 08/16/28)	35	40,632
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	26,870
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	5	4,435
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	20,081
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	50	45,353
6.25%, 03/15/26 (Call 03/15/22)(b)	75	76,615
7.50%, 03/15/27 (Call 03/15/22)	10	9,861
8.00%, 12/15/25 (Call 04/08/22)(b)	15	16,203
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	5	3,328

		537,729

Agriculture — 0.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,444
4.80%, 02/14/29 (Call 11/14/28)	60	69,211
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,748
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	20,844
3.56%, 08/15/27 (Call 05/15/27)	37	38,955
BAT International Finance PLC, 3.95%, 06/15/25(b)	10	10,821
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,015
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,670
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	10	10,790
3.13%, 08/17/27 (Call 05/17/27)	10	10,864
3.38%, 08/15/29 (Call 05/15/29)	75	83,739
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	60	66,203
Vector Group Ltd.
6.13%, 02/01/25 (Call 06/29/20)(b)	25	24,562
10.50%, 11/01/26 (Call 11/01/21)(b)	23	23,150

		413,016

Airlines — 0.1%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 11/15/26(b)	7	6,080
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	23	17,493
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,782
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	22,546
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	16,347
Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,933

		70,181

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,231
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	5,469
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	11	11,565
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	20,740
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	8,351
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,122

		61,478

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	$5	$4,893
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,109
American Honda Finance Corp.
2.30%, 09/09/26	10	10,189
3.50%, 02/15/28	16	17,255
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	21	21,636
3.75%, 04/12/28 (Call 01/12/28)(b)	25	27,032
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	95	83,177
6.63%, 10/01/28	5	4,726
9.63%, 04/22/30 (Call 01/22/30)	5	5,565
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	41,219
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	24,214
5.25%, 03/01/26 (Call 12/01/25)	10	10,479
5.65%, 01/17/29 (Call 10/17/28)	15	16,262
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	50	55,851
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	25	23,494
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	25	25,005
Toyota Motor Corp., 2.76%, 07/02/29	4	4,305
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	56,225

		436,636

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,292
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	23,376
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	26,844
Delphi Technologies PLC, 5.00%, 10/01/25(b)	10	10,356
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	4,565
5.00%, 05/31/26 (Call 05/31/21)	10	9,247
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	31	29,578
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	10	11,082
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,247
8.50%, 05/15/27 (Call 05/15/22)(b)	15	14,700
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	5,087

		155,374

Banks — 4.7%
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(a)	50	51,045
2.59%, 04/29/31 (Call 04/29/30)(a)	50	51,448
3.25%, 10/21/27 (Call 10/21/26)	90	98,176
3.42%, 12/20/28 (Call 12/20/27)(a)	25	27,184
3.50%, 04/19/26	25	27,730
3.59%, 07/21/28 (Call 07/21/27)(a)	25	27,464
3.82%, 01/20/28 (Call 01/20/27)(a)	10	11,100
3.88%, 08/01/25	35	39,269
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,268
3.97%, 02/07/30 (Call 02/07/29)(a)	50	56,788
4.27%, 07/23/29 (Call 07/23/28)(a)	56	64,463
4.45%, 03/03/26	50	56,210
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	55,851
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	25	26,031
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,771

Security	Par (000)	Value

Banks (continued)
2.80%, 05/04/26 (Call 02/04/26)	$45	$49,428
3.00%, 10/30/28 (Call 07/30/28)	35	37,725
3.25%, 05/16/27 (Call 02/16/27)	55	61,426
Bank of Nova Scotia (The), 4.50%, 12/16/25	60	67,053
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	8	8,596
Barclays PLC, 5.20%, 05/12/26	200	219,728
BNP Paribas SA, 4.38%, 09/28/25(b)	200	215,566
CIT Group Inc., 6.13%, 03/09/28	5	5,117
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	50	51,888
3.20%, 10/21/26 (Call 07/21/26)	25	26,708
3.40%, 05/01/26	8	8,679
3.52%, 10/27/28 (Call 10/27/27)(a)	50	54,136
3.67%, 07/24/28 (Call 07/24/27)(a)	25	27,206
3.70%, 01/12/26	10	10,973
3.89%, 01/10/28 (Call 01/10/27)(a)	25	27,478
3.98%, 03/20/30 (Call 03/20/29)(a)	50	55,995
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,027
4.13%, 07/25/28	25	27,364
4.30%, 11/20/26	10	11,153
4.40%, 06/10/25	40	44,189
4.45%, 09/29/27	50	55,540
4.60%, 03/09/26	35	39,173
5.50%, 09/13/25	30	35,047
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	25	27,259
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	54,257
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,514
2.85%, 05/18/26(b)	33	35,554
3.90%, 03/16/28(b)	50	56,861
Deutsche Bank AG, 4.10%, 01/13/26	30	30,933
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	27,685
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	50	50,541
3.50%, 11/16/26 (Call 11/16/25)	43	46,249
3.69%, 06/05/28 (Call 06/05/27)(a)	35	38,337
3.75%, 02/25/26 (Call 11/25/25)	10	10,952
3.81%, 04/23/29 (Call 04/23/28)(a)	70	77,142
3.85%, 01/26/27 (Call 01/26/26)	40	44,027
4.22%, 05/01/29 (Call 05/01/28)(a)	35	39,649
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	215,590
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	49,242
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	50	51,160
2.74%, 10/15/30 (Call 10/15/29)(a)	65	67,592
2.95%, 10/01/26 (Call 07/01/26)	15	16,192
3.20%, 06/15/26 (Call 03/15/26)	10	10,898
3.30%, 04/01/26 (Call 01/01/26)	55	60,169
3.51%, 01/23/29 (Call 01/23/28)(a)	25	27,292
3.78%, 02/01/28 (Call 02/01/27)(a)	65	71,961
3.90%, 07/15/25 (Call 04/15/25)	15	16,803
3.96%, 01/29/27 (Call 01/29/26)(a)	25	27,834
4.01%, 04/23/29 (Call 04/23/28)(a)	75	84,671
4.13%, 12/15/26	50	57,319
4.20%, 07/23/29 (Call 07/23/28)(a)	40	45,689
7.63%, 10/15/26	10	13,204

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp
2.55%, 10/01/29	$35	$34,522
4.15%, 10/29/25	10	11,184
KfW
1.75%, 09/14/29	70	75,518
2.88%, 04/03/28	25	29,073
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	31,919
2.38%, 06/10/25	15	16,382
Series 37, 2.50%, 11/15/27	30	33,794
Macquarie Bank Ltd., 3.90%, 01/15/26(b)	8	8,779
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,166
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	28,681
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	54,975
3.74%, 03/07/29	25	27,867
3.96%, 03/02/28	15	16,903
4.05%, 09/11/28	25	28,221
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	50	51,791
3.13%, 07/27/26	25	27,128
3.59%, 07/22/28 (Call 07/22/27)(a)	50	55,055
3.62%, 04/01/31 (Call 04/01/30)(a)	50	55,738
3.77%, 01/24/29 (Call 01/24/28)(a)	50	55,785
3.88%, 01/27/26	50	56,165
3.95%, 04/23/27	15	16,747
4.00%, 07/23/25	90	100,542
4.35%, 09/08/26	20	22,593
5.00%, 11/24/25	35	40,325
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	20	21,159
Northern Trust Corp., 3.95%, 10/30/25	50	57,279
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	58,673
3.15%, 05/19/27 (Call 04/19/27)	5	5,487
3.45%, 04/23/29 (Call 01/23/29)	85	95,730
Royal Bank of Canada, 4.65%, 01/27/26	55	63,611
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	10,543
4.50%, 07/17/25 (Call 04/17/25)	45	48,185
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(c)	200	213,608
State Street Corp.
2.65%, 05/19/26	48	51,892
3.03%, 11/01/34 (Call 11/01/29)(a)	50	52,604
Sumitomo Mitsui Financial Group Inc. 3.01%, 10/19/26	50	53,831
3.36%, 07/12/27	90	97,137
3.54%, 01/17/28	25	27,281
3.78%, 03/09/26	25	28,044
4.31%, 10/16/28	5	5,749
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	50	54,286
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	10	11,475
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	40	44,023
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	34,258
3.95%, 11/17/25 (Call 10/17/25)	25	28,749
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	33,172
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	26,791

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29)(a)	$50	$51,932
3.00%, 04/22/26	60	64,182
3.00%, 10/23/26	35	37,455
3.20%, 06/17/27 (Call 06/17/26)(a)	10	10,632
3.55%, 09/29/25	45	49,414
3.58%, 05/22/28 (Call 05/22/27)(a)	45	48,776
4.10%, 06/03/26	20	21,938
4.15%, 01/24/29 (Call 10/24/28)	75	85,723
4.30%, 07/22/27	30	33,668
Westpac Banking Corp.
2.70%, 08/19/26	25	26,815
3.35%, 03/08/27	25	27,926
4.11%, 07/24/34 (Call 07/24/29)(a)	51	54,815

		5,665,265

Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	27,593
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	11,015
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	37	41,838
4.75%, 01/23/29 (Call 10/23/28)	35	41,308
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(c)	50	50,993
Coca-Cola Co. (The)
2.13%, 09/06/29	20	21,057
2.25%, 09/01/26	25	26,982
2.88%, 10/27/25	2	2,227
2.90%, 05/25/27	5	5,545
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,000
3.70%, 12/06/26 (Call 09/06/26)	25	27,557
4.40%, 11/15/25 (Call 09/15/25)	2	2,276
4.65%, 11/15/28 (Call 08/15/28)	25	29,079
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	2	2,216
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,276
3.20%, 05/01/30 (Call 02/01/30)	50	54,399
3.43%, 06/15/27 (Call 03/15/27)	5	5,455
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	5	5,019
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	90	97,502
3.50%, 07/17/25 (Call 04/17/25)	10	11,264

		489,601

Biotechnology — 0.2%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	83,883
3.20%, 11/02/27 (Call 08/02/27)	2	2,223
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	2,251
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	20	22,944
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	20	22,001
3.65%, 03/01/26 (Call 12/01/25)	40	44,991

		178,293

Building Materials — 0.2%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	5	5,261
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)(b)	50	47,533

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	$5	$4,798
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	20,003
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	14,842
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	23,906
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	27,040
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	15	16,344
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	26,407
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	25	25,247
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,286
6.00%, 10/15/25 (Call 10/15/20)(b)	25	25,967

		247,634

Chemicals — 0.6%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,132
CF Industries Inc., 4.50%, 12/01/26(b)	35	38,070
Chemours Co. (The), 7.00%, 05/15/25 (Call 06/29/20)(d)	25	24,452
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(c)	200	225,374
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	57,604
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	50	56,600
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	35	38,655
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(b)	10	10,300
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	10,141
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(b)	25	24,187
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,387
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	5,344
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	9,728
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	27,732
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	25	22,589
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,300
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	5	5,175
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,629
3.45%, 06/01/27 (Call 03/01/27)	60	66,201
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	25	23,747
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	5	4,940
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	6,729

		700,016

Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	10	10,564
9.75%, 07/15/27 (Call 07/15/22)(b)	15	15,938
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)	5	1,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 06/29/20)(b)	10	7,938
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	10,542
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	4,682
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	50,251
Garda World Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(b)	25	25,988
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	10	11,346
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	14,611
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,479

Security	Par (000)	Value

Commercial Services (continued)
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	$10	$10,398
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,507
4.25%, 02/01/29 (Call 11/01/28)	5	5,850
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	5	5,423
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(b)	15	14,251
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	15	16,031
8.25%, 11/15/26 (Call 11/15/21)(b)	10	10,984
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	35	39,903
4.40%, 02/15/26 (Call 11/15/25)	5	5,890
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	25,883
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,022
4.88%, 01/15/28 (Call 01/15/23)	25	25,795
5.50%, 05/15/27 (Call 05/15/22)	25	26,560
5.88%, 09/15/26 (Call 09/15/21)	10	10,519
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	11,051
4.13%, 03/15/29 (Call 12/15/28)	45	51,650
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,376

		446,182

Computers — 0.6%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	10	10,732
2.45%, 08/04/26 (Call 05/04/26)	70	76,324
2.90%, 09/12/27 (Call 06/12/27)	40	44,739
3.20%, 05/11/27 (Call 02/11/27)	30	33,904
3.25%, 02/23/26 (Call 11/23/25)	40	45,111
3.35%, 02/09/27 (Call 11/09/26)	10	11,359
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	15,048
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(b)	85	96,171
6.10%, 07/15/27 (Call 05/15/27)(b)	50	56,339
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,249
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	40	44,982
International Business Machines Corp.
3.30%, 05/15/26	100	111,493
7.00%, 10/30/25	25	32,931
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	25	24,704
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	5	5,316
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/09/20)(b)	10	10,000
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	26,341

		651,743

Cosmetics & Personal Care — 0.1%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	4,133
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,310
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,985
2.70%, 02/02/26	2	2,215
2.85%, 08/11/27	10	11,320

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	$100	$104,050

		138,013

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,174
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	5	4,898
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(d)	10	9,789
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	9,813
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	16,562

		46,236

Diversified Financial Services — 1.1%
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	25	22,072
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	6,254
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	26,247
American Express Co. 3.13%, 05/20/26 (Call 04/20/26)	43	47,013
4.20%, 11/06/25 (Call 10/06/25)	25	28,808
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,237
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	13,980
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	20,372
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	15	15,836
BOC Aviation Ltd., 3.25%, 04/29/25 (Call 03/29/25)(b)	200	202,548
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	11,244
Capital One Financial Corp. 3.75%, 07/28/26 (Call 06/28/26)	10	10,256
3.75%, 03/09/27 (Call 02/09/27)	5	5,261
3.80%, 01/31/28 (Call 12/31/27)	50	52,501
4.20%, 10/29/25 (Call 09/29/25)	20	21,141
Charles Schwab Corp. (The) 3.20%, 01/25/28 (Call 10/25/27)	25	27,368
3.25%, 05/22/29 (Call 02/22/29)	5	5,525
4.00%, 02/01/29 (Call 11/01/28)	5	5,788
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	5,951
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	10	7,948
Discover Financial Services 4.10%, 02/09/27 (Call 11/09/26)	25	26,149
4.50%, 01/30/26 (Call 11/30/25)	20	21,367
Intercontinental Exchange Inc. 3.10%, 09/15/27 (Call 06/15/27)	5	5,477
3.75%, 12/01/25 (Call 09/01/25)	30	33,982
Jefferies Group LLC, 6.45%, 06/08/27	15	16,845
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,359
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	8	8,138
Legg Mason Inc., 4.75%, 03/15/26	15	16,087
LPL Holdings Inc., 5.75%, 09/15/25 (Call 06/09/20)(b)	25	26,083
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	5	5,573
2.95%, 06/01/29 (Call 03/01/29)	4	4,490
3.35%, 03/26/30 (Call 12/26/29)	50	57,891
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	10	11,060
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(b)	10	10,201

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp. 5.00%, 03/15/27 (Call 09/15/26)	$25	$21,382
6.75%, 06/25/25	10	9,394
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(b)	10	9,643
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	31	36,183
ORIX Corp., 3.70%, 07/18/27	25	27,294
Power Finance Corp. Ltd., 3.90%, 09/16/29(c)	200	190,254
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,051
5.75%, 05/01/25 (Call 06/29/20)(b)	25	25,499
Springleaf Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)	25	22,342
6.88%, 03/15/25	25	24,661
7.13%, 03/15/26	10	9,890
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	25	24,178
4.50%, 07/23/25 (Call 04/23/25)	10	10,077
5.15%, 03/19/29 (Call 12/19/28)	35	35,819
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	55	61,764

		1,325,483

Electric — 1.4%
AES Corp. (The), 5.50%, 04/15/25 (Call 06/29/20)	10	10,286
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,362
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	15	16,534
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,743
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	26,912
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	5	5,194
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,122
5.13%, 03/15/28 (Call 03/15/23)(b)	20	20,298
5.25%, 06/01/26 (Call 06/01/21)(b)	15	15,555
5.75%, 01/15/25 (Call 06/29/20)	10	10,231
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,736
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,112
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/11/29)(b)	5	5,075
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,071
Commonwealth Edison Co. 2.55%, 06/15/26 (Call 03/15/26)	5	5,378
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,868
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	27,819
Dominion Energy Inc. 4.25%, 06/01/28 (Call 03/01/28)	15	16,975
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	54,657
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	75	77,917
Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,747
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	45	48,140
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	26,733
Duke Energy Progress LLC 3.25%, 08/15/25 (Call 05/15/25)	25	27,760
3.70%, 09/01/28 (Call 06/01/28)	30	34,451
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	10,421
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	55	60,826
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	55,627
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	33	37,097

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	$10	$10,400
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	25	26,199
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,794
Exelon Corp. 3.95%, 06/15/25 (Call 03/15/25)	25	27,947
4.05%, 04/15/30 (Call 01/15/30)	25	28,800
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	35	39,111
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	14	15,536
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	25	26,941
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,686
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,622
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	5	5,347
Lamar Funding Ltd., 3.96%, 05/07/25(c)	200	176,776
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	5,474
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	59,291
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,777
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	50	52,503
NextEra Energy Capital Holdings Inc. 2.75%, 11/01/29 (Call 08/01/29)	50	53,891
3.55%, 05/01/27 (Call 02/01/27)	10	11,126
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	26,489
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,831
NRG Energy Inc. 6.63%, 01/15/27 (Call 07/15/21)	10	10,679
7.25%, 05/15/26 (Call 05/15/21)	25	26,813
NSTAR Electric Co. 3.20%, 05/15/27 (Call 02/15/27)	15	16,646
3.25%, 05/15/29 (Call 02/15/29)	10	11,392
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,555
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	5	5,767
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	27,314
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,648
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	28,820
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	34,303
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	35	36,901
Southern California Edison Co. 6.65%, 04/01/29	5	6,126
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,373
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	10,936
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	10,999
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	25	28,253
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,771
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/29/20)	5	3,385
10.50%, 01/15/26 (Call 01/15/22)(b)	10	7,662
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	10	9,834

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	$25	$28,694
Vistra Operations Co. LLC 4.30%, 07/15/29 (Call 04/15/29)(b)	25	25,759
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,482
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,780
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,613

		1,683,693

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	26,453
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 06/15/22)(b)	10	10,000
7.25%, 06/15/28 (Call 06/15/23)(b)	15	15,000

		51,453

Electronics — 0.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,374
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,795
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	11,170
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,557
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,260
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,641
Honeywell International Inc. 2.50%, 11/01/26 (Call 08/01/26)	25	27,530
2.70%, 08/15/29 (Call 05/15/29)	10	10,964
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,193
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,027
Jabil Inc. 3.60%, 01/15/30 (Call 10/15/29)	5	4,918
3.95%, 01/12/28 (Call 10/12/27)	6	6,196
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,700
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	29	33,663
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	25,920
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	5	5,167
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,439

		184,514

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(b)	10	10,654

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	26,698
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	10	8,824
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	4,297
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,111

		44,930

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	25	6,291
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(b)	10	10,209
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,063
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 06/29/20)	10	10,233
Live Nation Entertainment Inc. 4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,269
6.50%, 05/15/27 (Call 05/15/23)(b)	15	15,907
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(b)	25	23,370

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
7.25%, 11/15/29 (Call 11/15/24)(b)	$10	$8,804
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,613
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	24,034

		128,793

Environmental Control — 0.1%
Covanta Holding Corp., 6.00%, 01/01/27 (Call 01/01/22)	5	4,963
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	25	26,111
Republic Services Inc. 3.38%, 11/15/27 (Call 08/15/27)	25	27,738
3.95%, 05/15/28 (Call 02/15/28)	20	22,951
Waste Connections Inc. 3.50%, 05/01/29 (Call 02/01/29)	9	9,842
4.25%, 12/01/28 (Call 09/01/28)	5	5,747
Waste Management Inc. 3.15%, 11/15/27 (Call 08/15/27)	40	44,312
3.20%, 06/15/26 (Call 04/15/26)	10	10,917

		152,581

Food — 0.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,168
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,545
5.75%, 03/15/25 (Call 06/29/20)	10	10,311
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,581
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	25	25,663
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	28,574
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	28,767
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	53,972
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/29/20)(b)	25	25,659
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc. 5.50%, 01/15/30 (Call 01/15/25)(b)	100	103,919
6.50%, 04/15/29 (Call 04/15/24)(b)	10	10,883
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	5	5,390
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	54,675
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	35	35,179
3.88%, 05/15/27 (Call 02/15/27)(b)	15	15,732
4.63%, 01/30/29 (Call 10/30/28)	25	26,933
Kroger Co. (The) 3.70%, 08/01/27 (Call 05/01/27)	15	16,958
4.50%, 01/15/29 (Call 10/15/28)	5	6,019
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	34,990
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	23,084
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 06/29/20)(b)	10	10,225
5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,208
Post Holdings Inc. 4.63%, 04/15/30 (Call 04/15/25)(b)	25	24,764
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,540
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,297
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	26,305
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)	10	10,190
3.30%, 07/15/26 (Call 04/15/26)	10	10,310
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	15	16,548

Security	Par (000)	Value

Food (continued)
4.00%, 03/01/26 (Call 01/01/26)	$50	$56,473
4.35%, 03/01/29 (Call 12/01/28)	35	40,949

		775,811

Food Service — 0.0%
Aramark Services Inc. 5.00%, 02/01/28 (Call 02/01/23)(b)	25	24,638
6.38%, 05/01/25 (Call 05/01/22)(b)	10	10,453

		35,091

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,390
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	50	51,125
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	27,668

		89,183

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	26,062
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(b)	25	26,549
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,685
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	11,210
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	18,796
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	27,888
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5	5,357

		126,547

Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,260

Health Care – Products — 0.3%
Abbott Laboratories 3.75%, 11/30/26 (Call 08/30/26)	35	40,912
3.88%, 09/15/25 (Call 06/15/25)	35	40,299
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	27,001
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	12	13,560
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	10	11,002
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,790
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,657
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(b)	25	25,591
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,205
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	5	5,567
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	25	24,977
Stryker Corp. 3.38%, 11/01/25 (Call 08/01/25)	2	2,233
3.50%, 03/15/26 (Call 12/15/25)	30	33,706
3.65%, 03/07/28 (Call 12/07/27)	12	13,533
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	35	38,344

		319,377

Health Care – Services — 0.7%
Anthem Inc. 2.88%, 09/15/29 (Call 06/15/29)	35	37,801
3.65%, 12/01/27 (Call 09/01/27)	25	28,312
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(b)	25	25,647

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Centene Corp. 3.38%, 02/15/30 (Call 02/15/25)	$15	$15,188
4.25%, 12/15/27 (Call 12/15/22)	20	20,907
4.63%, 12/15/29 (Call 12/15/24)	45	48,451
4.75%, 01/15/25 (Call 06/29/20)	25	25,807
5.25%, 04/01/25 (Call 06/15/20)(b)	10	10,357
Charles River Laboratories International Inc. 4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,038
5.50%, 04/01/26 (Call 04/01/21)(b)	25	26,169
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(b)	50	48,881
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	15	15,300
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	50	54,438
5.25%, 06/15/26 (Call 12/15/25)	40	45,498
5.38%, 02/01/25	50	54,907
5.63%, 09/01/28 (Call 03/01/28)	25	28,643
5.88%, 02/01/29 (Call 08/01/28)	5	5,794
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	25	27,000
3.95%, 03/15/27 (Call 12/15/26)	8	8,964
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	13,091
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	9,438
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,100
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	5,212
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	5	5,721
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	27,063
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,190
Tenet Healthcare Corp. 4.88%, 01/01/26 (Call 03/01/22)(b)	25	25,677
5.13%, 05/01/25 (Call 06/29/20)	25	25,398
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,789
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,351
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,210
UnitedHealth Group Inc. 2.88%, 08/15/29	50	55,754
2.95%, 10/15/27	20	22,317
3.10%, 03/15/26	8	8,909
3.75%, 07/15/25	30	34,294
3.88%, 12/15/28	25	29,812
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	10	9,890

		878,318

Holding Companies – Diversified — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 05/15/27 (Call 11/15/26)	25	24,068
6.38%, 12/15/25 (Call 12/15/20)	25	25,326
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(c)	200	215,546

		264,940

Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 06/15/20)	10	10,069
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	25	21,126
6.25%, 09/15/27 (Call 09/15/22)(b)	5	4,760
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,546

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	$25	$26,904
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	25	23,061
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	27,620
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 06/29/20)(b)	5	5,006
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(b)	25	24,610
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)	5	5,094
4.88%, 03/15/27 (Call 12/15/26)	5	5,257

		159,053

Home Furnishings — 0.0%
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	10	9,934
4.40%, 03/15/29 (Call 12/15/28)	5	5,221
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,648

		20,803

Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,804
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,175
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	23,355
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	5	5,975

		51,309

Housewares — 0.0%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	30	31,079

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	9,499
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	10,732
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,355
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	10	9,909
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	25	25,878
3.90%, 04/01/26 (Call 01/01/26)	75	82,655
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	52,663
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	27,826
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	27,636
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	10	9,751
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	24,485
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	26,165
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	40	44,758
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	24,604
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	25,878
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	5	5,189
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,141
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	53,826
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	25,317
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	4,569
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,474
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	28,258
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,132
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	30	32,859
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	28,247

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	$30	$32,316
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	8,802
Manulife Financial Corp., 4.15%, 03/04/26	25	28,457
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	26,291
Marsh & McLennan Companies Inc. 3.75%, 03/14/26 (Call 12/14/25)	20	22,309
4.38%, 03/15/29 (Call 12/15/28)	56	66,005
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,301
MetLife Inc. 3.60%, 11/13/25 (Call 08/13/25)	30	33,749
4.55%, 03/23/30 (Call 12/23/29)	50	61,648
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,328
Principal Life Global Funding II 2.50%, 09/16/29 (Call 06/16/29)(b)	5	5,117
3.00%, 04/18/26(b)	15	16,540
Progressive Corp. (The), 2.45%, 01/15/27	25	26,267
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,456
Prudential Financial Inc. 3.88%, 03/27/28 (Call 12/27/27)	25	28,206
4.50%, 09/15/47 (Call 09/15/27)(a)	25	24,430
Prudential PLC, 3.13%, 04/14/30	50	53,092
Reinsurance Group of America Inc. 3.90%, 05/15/29 (Call 02/15/29)	10	10,534
3.95%, 09/15/26 (Call 06/15/26)	5	5,379
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,786
Voya Financial Inc., 3.65%, 06/15/26	15	16,142
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,289

		1,135,250

Internet — 0.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	40	43,292
Amazon.com Inc. 3.15%, 08/22/27 (Call 05/22/27)	45	51,152
5.20%, 12/03/25 (Call 09/03/25)	20	24,521
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)	5	5,235
4.63%, 04/13/30 (Call 01/13/30)	50	57,211
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	27,021
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	32,704
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	5	5,109
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	4,871
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,322
Netflix Inc. 4.38%, 11/15/26(d)	25	26,539
5.38%, 11/15/29(b)	10	11,108
5.88%, 02/15/25	5	5,599
5.88%, 11/15/28	25	28,465
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	25	22,644
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	27,564
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(c)	200	224,050
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(b)	20	20,302
VeriSign Inc. 4.75%, 07/15/27 (Call 07/15/22)	25	26,157
5.25%, 04/01/25 (Call 01/01/25)	5	5,499

		654,365

Iron & Steel — 0.1%
ArcelorMittal SA, 6.13%, 06/01/25	25	27,102

Security	Par (000)	Value

Iron & Steel (continued)
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	$5	$4,646
Cleveland-Cliffs Inc. 6.75%, 03/15/26 (Call 03/15/22)(b)	25	22,807
9.88%, 10/17/25 (Call 10/17/22)(b)	10	10,416
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,570
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)(d)	25	17,078
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	15	15,045
Vale Overseas Ltd., 6.25%, 08/10/26	30	34,346

		157,010

Lodging — 0.2%
Boyd Gaming Corp. 4.75%, 12/01/27 (Call 12/01/22)(b)	10	9,205
6.00%, 08/15/26 (Call 08/15/21)	10	9,698
6.38%, 04/01/26 (Call 04/01/21)	25	24,847
Hilton Domestic Operating Co. Inc. 5.13%, 05/01/26 (Call 05/01/21)	25	25,197
5.75%, 05/01/28 (Call 05/01/23)(b)	25	25,812
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	5	4,922
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	23,673
Marriott International Inc./MD, Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	5,790
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	4	3,828
5.50%, 04/15/27 (Call 01/15/27)	17	16,539
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	25	22,698
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,257

		196,466

Machinery — 0.2%
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	50	56,532
John Deere Capital Corp. 2.25%, 09/14/26	5	5,305
2.45%, 01/09/30	5	5,360
3.45%, 03/07/29	5	5,719
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,174
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	5	5,252
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(b)	85	86,664
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,557
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	9,296
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	26,142
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,778

		221,779

Manufacturing — 0.2%
3M Co. 2.25%, 09/19/26 (Call 06/19/26)	15	16,029
2.88%, 10/15/27 (Call 07/15/27)	25	27,667
3.63%, 09/14/28 (Call 06/14/28)	5	5,733
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,257
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	4,576
General Electric Co. 3.63%, 05/01/30 (Call 02/01/30)	50	49,420
5.55%, 01/05/26	5	5,526
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	5,528

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	$35	$38,643
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	25	26,592
3.25%, 06/14/29 (Call 03/14/29)	5	5,377
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,361
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	30,277

		225,986

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/30 (Call 02/15/25)(b)	10	10,376
4.75%, 03/01/30 (Call 09/01/24)(b)	25	26,135
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,709
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,441
5.38%, 06/01/29 (Call 06/01/24)(b)	10	10,781
5.50%, 05/01/26 (Call 05/01/21)(b)	25	26,406
5.75%, 02/15/26 (Call 02/15/21)(b)	25	26,032
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	50	55,424
4.91%, 07/23/25 (Call 04/23/25)	38	43,415
5.05%, 03/30/29 (Call 12/30/28)	20	23,396
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	10	10,555
3.15%, 03/01/26 (Call 12/01/25)	25	27,656
3.15%, 02/15/28 (Call 11/15/27)	25	27,415
3.30%, 02/01/27 (Call 11/01/26)	25	27,679
3.38%, 08/15/25 (Call 05/15/25)	10	11,102
3.40%, 04/01/30 (Call 01/01/30)	50	56,594
3.95%, 10/15/25 (Call 08/15/25)	6	6,868
4.15%, 10/15/28 (Call 07/15/28)	50	59,202
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	27,060
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	212,744
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/26 (Call 08/15/22)(b)	40	31,753
6.63%, 08/15/27 (Call 08/15/22)(b)(d)	20	12,059
Discovery Communications LLC 3.95%, 06/15/25 (Call 03/15/25)	5	5,378
4.90%, 03/11/26 (Call 12/11/25)	30	33,490
DISH DBS Corp., 7.75%, 07/01/26(d)	10	10,376
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	60	70,265
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,861
iHeartCommunications Inc. 4.75%, 01/15/28 (Call 01/15/23)(b)	15	14,416
8.38%, 05/01/27 (Call 05/01/22)	15	14,037
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	23,149
Nexstar Broadcasting Inc., 5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,249
Sirius XM Radio Inc. 5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,159
5.38%, 07/15/26 (Call 07/15/21)(b)	25	25,929
TCI Communications Inc., 7.13%, 02/15/28	5	6,848
TEGNA Inc. 4.63%, 03/15/28 (Call 03/15/23)(b)	20	18,996
5.00%, 09/15/29 (Call 09/15/24)(b)	20	19,000
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	11	11,654
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	60	61,679
3.15%, 09/17/25	10	11,006
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)	55	54,399
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,251

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The) 2.95%, 06/15/27(d)	$10	$10,917
3.70%, 10/15/25 (Call 07/15/25)	20	22,477

		1,303,338

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	50	55,045

Mining — 0.3%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(c)	200	212,940
Freeport-McMoRan Inc., 4.25%, 03/01/30 (Call 03/01/25)	25	24,304
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	36,624
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,470
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,205
Novelis Corp. 4.75%, 01/30/30 (Call 01/30/25)(b)	25	23,812
5.88%, 09/30/26 (Call 09/30/21)(b)	25	25,627
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	5	5,701
7.13%, 07/15/28	14	19,501

		359,184

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	14,720

Oil & Gas — 1.9%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	21	18,589
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/21)(b)	5	3,413
BP Capital Markets America Inc. 3.02%, 01/16/27 (Call 10/16/26)	25	26,942
3.12%, 05/04/26 (Call 02/04/26)	35	38,093
3.41%, 02/11/26 (Call 12/11/25)	45	49,431
3.63%, 04/06/30 (Call 01/06/30)	50	56,006
3.94%, 09/21/28 (Call 06/21/28)	10	11,387
4.23%, 11/06/28 (Call 08/06/28)	35	40,454
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,284
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)	25	7,040
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	36,139
Chevron Corp. 2.95%, 05/16/26 (Call 02/16/26)	25	27,614
3.33%, 11/17/25 (Call 08/17/25)	2	2,244
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	6	5,846
4.38%, 03/15/29 (Call 12/15/28)	10	9,872
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	230,820
Comstock Resources Inc. 7.50%, 05/15/25 (Call 06/29/20)(b)	5	4,411
9.75%, 08/15/26 (Call 08/15/21)	15	14,021
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	6	6,283
4.30%, 08/15/28 (Call 05/15/28)	40	43,361
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	30	35,611
ConocoPhillips Holding Co., 6.95%, 04/15/29	9	12,351
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	21,059
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	5	5,408
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	30	29,130
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	100	106,581

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(b)	$5	$4,863
5.75%, 01/30/28 (Call 01/30/23)(b)	5	4,889
Eni USA Inc., 7.30%, 11/15/27	5	6,050
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	10	11,430
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)	25	26,516
Equinor ASA 2.38%, 05/22/30 (Call 02/22/30)	50	51,499
3.63%, 09/10/28 (Call 06/10/28)	50	56,822
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(b)	10	741
Exxon Mobil Corp. 2.44%, 08/16/29 (Call 05/16/29)	20	21,150
3.04%, 03/01/26 (Call 12/01/25)	25	27,613
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 06/29/20)(d)	25	12,674
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	10	10,056
7.88%, 10/01/29	5	5,516
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 06/29/20)(b)	25	22,152
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	16,213
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	10	9,675
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	23,102
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,257
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	15	13,644
Moss Creek Resources Holdings Inc. 7.50%, 01/15/26 (Call 01/15/21)(b)	25	13,142
10.50%, 05/15/27 (Call 05/15/22)(b)	5	2,858
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	10	3,100
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	5,315
Noble Energy Inc. 3.25%, 10/15/29 (Call 07/15/29)	5	4,328
3.85%, 01/15/28 (Call 10/15/27)	5	4,547
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(b)	5	1,322
Occidental Petroleum Corp. 3.00%, 02/15/27 (Call 11/15/26)	2	1,409
3.40%, 04/15/26 (Call 01/15/26)	25	18,487
3.50%, 06/15/25 (Call 03/15/25)	12	9,362
3.50%, 08/15/29 (Call 05/15/29)	25	16,987
5.55%, 03/15/26 (Call 12/15/25)	10	8,500
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	9,999
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(b)	5	4,879
5.38%, 01/15/25 (Call 06/29/20)(b)	25	24,559
Patterson-UTI Energy Inc. 3.95%, 02/01/28 (Call 11/01/27)	5	3,982
5.15%, 11/15/29 (Call 08/15/29)	5	3,620
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/23)(b)	20	16,787
7.25%, 06/15/25 (Call 06/29/20)	25	22,953
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	4,618
Petrobras Global Finance BV 6.00%, 01/27/28	100	101,542
8.75%, 05/23/26	50	58,530
Petroleos Mexicanos 6.50%, 03/13/27	200	176,890
6.84%, 01/23/30 (Call 10/23/29)(b)	50	42,956
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	5	2,404
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(d)	25	20,903

Security	Par (000)	Value

Oil & Gas (continued)
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(b)	$10	$8,277
Shell International Finance BV 2.50%, 09/12/26	23	24,873
3.88%, 11/13/28 (Call 08/13/28)	20	23,141
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(b)	200	205,504
SM Energy Co. 5.63%, 06/01/25 (Call 06/29/20)	10	5,185
6.63%, 01/15/27 (Call 01/15/22)	5	2,538
6.75%, 09/15/26 (Call 09/15/21)(d)	10	5,107
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	22,471
Total Capital International SA 2.83%, 01/10/30 (Call 10/10/29)	55	58,870
3.46%, 02/19/29 (Call 11/19/28)	5	5,572
Total Capital SA, 3.88%, 10/11/28	4	4,581
Transocean Inc. 7.50%, 01/15/26 (Call 01/15/21)(b)	5	2,760
8.00%, 02/01/27 (Call 02/01/23)(b)	10	5,470
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	22,494
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	1,474
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	30	31,925
4.00%, 04/01/29 (Call 01/01/29)	20	22,014
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	4,965
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)(e)	25	2,852
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	21,119
WPX Energy Inc. 4.50%, 01/15/30 (Call 01/15/25)	15	13,756
5.25%, 10/15/27 (Call 10/15/22)	5	4,910
5.75%, 06/01/26 (Call 06/01/21)	5	4,998
YPF SA, 8.50%, 07/28/25(c)	25	16,378

		2,299,465

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 3.14%, 11/07/29 (Call 08/07/29)	5	5,020
3.34%, 12/15/27 (Call 09/15/27)	15	15,524
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	15	15,787
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(b)	5	260
Schlumberger Holdings Corp. 3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,304
4.00%, 12/21/25 (Call 09/21/25)(b)	2	2,161
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	4,761

		53,817

Packaging & Containers — 0.2%
Ball Corp. 4.88%, 03/15/26 (Call 12/15/25)	5	5,511
5.25%, 07/01/25	30	33,680
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(b)(d)	30	30,239
4.88%, 07/15/26 (Call 07/15/22)(b)	20	20,940
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,321
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	9,998
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	30,284
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,420
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	9,323

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc. 3.38%, 09/15/27 (Call 06/15/27)	$10	$10,378
4.90%, 03/15/29 (Call 12/15/28)	50	57,430

		228,524

Pharmaceuticals — 1.2%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	15	16,289
3.20%, 11/21/29 (Call 08/21/29)(b)	25	27,017
4.25%, 11/14/28 (Call 08/14/28)	85	99,008
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	11,057
AstraZeneca PLC, 3.38%, 11/16/25	20	22,340
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(b)	25	27,360
9.25%, 04/01/26 (Call 04/01/22)(b)	20	22,245
Bausch Health Companies Inc. 5.00%, 01/30/28 (Call 01/30/23)(b)	10	9,702
5.25%, 01/30/30 (Call 01/30/25)(b)	10	9,886
5.50%, 11/01/25 (Call 11/01/20)(b)	25	25,827
6.13%, 04/15/25 (Call 06/29/20)(b)	25	25,439
6.25%, 02/15/29 (Call 02/15/24)(b)	20	20,555
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,521
7.25%, 05/30/29 (Call 05/30/24)(b)	10	10,785
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	25	28,011
Bristol-Myers Squibb Co. 3.20%, 06/15/26 (Call 04/15/26)(b)	80	89,320
3.40%, 07/26/29 (Call 04/26/29)(b)	50	57,279
3.88%, 08/15/25 (Call 05/15/25)(b)	25	28,398
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	50	54,534
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)	50	51,442
3.40%, 03/01/27 (Call 12/01/26)(b)	5	5,486
4.13%, 11/15/25 (Call 09/15/25)	25	28,405
4.38%, 10/15/28 (Call 07/15/28)	50	58,666
CVS Health Corp. 2.88%, 06/01/26 (Call 03/01/26)	27	28,833
3.25%, 08/15/29 (Call 05/15/29)	25	27,026
3.88%, 07/20/25 (Call 04/20/25)	10	11,103
4.30%, 03/25/28 (Call 12/25/27)	105	120,034
Eli Lilly & Co. 2.75%, 06/01/25 (Call 03/01/25)	2	2,192
3.38%, 03/15/29 (Call 12/15/28)	50	57,654
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	47,024
Johnson & Johnson 2.45%, 03/01/26 (Call 12/01/25)	25	27,350
2.95%, 03/03/27 (Call 12/03/26)	10	11,164
6.95%, 09/01/29	5	7,377
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,786
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2	2,304
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	35,945
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	40	43,726
Novartis Capital Corp. 3.00%, 11/20/25 (Call 08/20/25)	2	2,224
3.10%, 05/17/27 (Call 02/17/27)	25	27,992
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	30	30,671
Pfizer Inc. 2.63%, 04/01/30 (Call 01/01/30)	50	54,468
2.75%, 06/03/26	30	33,419
3.00%, 12/15/26	35	39,503
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	30	33,074

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	$25	$22,469
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	25	27,290
3.90%, 08/20/28 (Call 05/20/28)	14	16,261
4.50%, 11/13/25 (Call 08/13/25)	2	2,298

		1,473,759

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(b)	10	7,847
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	4,858
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,324
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	37,827
Cheniere Energy Partners LP 4.50%, 10/01/29 (Call 10/01/24)(b)	15	14,651
5.25%, 10/01/25 (Call 10/01/20)	10	10,169
5.63%, 10/01/26 (Call 10/01/21)	25	25,479
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 06/29/20)	5	4,648
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	22	18,843
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	25	27,574
Energy Transfer Operating LP 4.75%, 01/15/26 (Call 10/15/25)	10	10,681
4.95%, 06/15/28 (Call 03/15/28)	35	36,717
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	7,766
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	5	4,024
4.85%, 07/15/26 (Call 04/15/26)	10	8,040
Enterprise Products Operating LLC 3.70%, 02/15/26 (Call 11/15/25)	18	20,004
4.15%, 10/16/28 (Call 07/16/28)	75	84,749
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/26 (Call 02/15/21)	25	22,339
6.50%, 10/01/25 (Call 10/01/20)	5	4,557
7.75%, 02/01/28 (Call 02/01/23)	25	23,353
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	35	39,465
MPLX LP 4.25%, 12/01/27 (Call 09/01/27)	15	15,613
4.80%, 02/15/29 (Call 11/15/28)	4	4,342
4.88%, 06/01/25 (Call 03/01/25)	25	26,545
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 03/01/25 (Call 06/29/20)	5	3,501
7.50%, 04/15/26 (Call 04/15/22)	5	3,483
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	27,089
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	10	9,580
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	35	34,987
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	15	15,318
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	5	4,692
4.65%, 10/15/25 (Call 07/15/25)	15	15,327
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	40	42,532
5.00%, 03/15/27 (Call 09/15/26)	15	16,620
5.88%, 06/30/26 (Call 12/31/25)	20	22,943
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	11,596
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	27,980

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(b)	$10	$8,979
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25 (Call 06/29/20)	5	4,977
5.38%, 02/01/27 (Call 02/01/22)	5	4,969
6.50%, 07/15/27 (Call 07/15/22)	25	26,152
6.88%, 01/15/29 (Call 01/15/24)	10	10,705
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,116
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	50	57,139
4.25%, 05/15/28 (Call 02/15/28)	25	28,400
4.88%, 01/15/26 (Call 10/15/25)	10	11,632
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/28 (Call 12/15/27)	25	27,414
7.85%, 02/01/26 (Call 11/01/25)	10	12,698
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	22,808
Williams Companies Inc. (The), 4.00%, 09/15/25 (Call 06/15/25)	10	10,755

		951,807

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	27,514

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	22,078
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)	5	4,678

		26,756

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc. 3.80%, 04/15/26 (Call 02/15/26)	30	32,850
3.95%, 01/15/28 (Call 10/15/27)	5	5,519
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	5	4,742
American Tower Corp. 2.90%, 01/15/30 (Call 10/15/29)	5	5,280
3.13%, 01/15/27 (Call 10/15/26)	5	5,341
3.38%, 10/15/26 (Call 07/15/26)	65	71,291
3.55%, 07/15/27 (Call 04/15/27)	5	5,471
4.00%, 06/01/25 (Call 03/01/25)	25	28,001
4.40%, 02/15/26 (Call 11/15/25)	15	17,132
AvalonBay Communities Inc. 2.95%, 05/11/26 (Call 02/11/26)	10	10,546
3.20%, 01/15/28 (Call 10/15/27)	25	26,807
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	10	10,308
2.90%, 03/15/30 (Call 12/15/29)	25	25,392
4.50%, 12/01/28 (Call 09/01/28)	25	28,701
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	30,624
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	10	7,599
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,665
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	5	5,020

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	$5	$5,302
Crown Castle International Corp. 3.80%, 02/15/28 (Call 11/15/27)	45	49,843
4.45%, 02/15/26 (Call 11/15/25)	16	18,140
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	5	5,036
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	10	11,177
3.70%, 08/15/27 (Call 05/15/27)	30	33,421
4.75%, 10/01/25 (Call 07/01/25)	25	27,862
Diversified Healthcare Co., 9.75%, 06/15/25 (Call 06/15/22)	25	25,428
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	20,783
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,614
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	4,357
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,283
ERP Operating LP 3.25%, 08/01/27 (Call 05/01/27)	10	10,616
3.50%, 03/01/28 (Call 12/01/27)	75	82,010
ESH Hospitality Inc. 4.63%, 10/01/27 (Call 10/01/22)(b)	15	14,201
5.25%, 05/01/25 (Call 06/29/20)(b)	25	24,313
Essex Portfolio LP 3.00%, 01/15/30 (Call 10/15/29)	5	5,188
3.38%, 04/15/26 (Call 01/15/26)	25	26,651
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,140
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	7,830
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	30	30,149
5.30%, 01/15/29 (Call 10/15/28)	10	9,611
5.38%, 04/15/26 (Call 01/15/26)	30	30,159
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	50	47,000
Healthpeak Properties Inc. 3.25%, 07/15/26 (Call 05/15/26)	5	5,077
4.00%, 06/01/25 (Call 03/01/25)	30	31,505
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	24,814
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	10,230
Iron Mountain Inc. 4.88%, 09/15/27 (Call 09/15/22)(b)	25	25,054
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,056
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,182
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	47,127
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,126
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(b)	25	21,250
Mid-America Apartments LP 3.95%, 03/15/29 (Call 12/15/28)	10	11,034
4.00%, 11/15/25 (Call 08/15/25)	7	7,436
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	9,967
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	25,887
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	25	25,262
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	10	11,422
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	21,657

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)	$10	$10,274
3.65%, 01/15/28 (Call 10/15/27)	5	5,297
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	5	4,840
3.60%, 02/01/27 (Call 11/01/26)	5	5,116
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(b)	5	4,243
Service Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)	25	19,004
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)	10	9,169
3.30%, 01/15/26 (Call 10/15/25)	25	25,036
3.38%, 12/01/27 (Call 09/01/27)	8	7,872
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	4,686
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,606
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	31	31,350
VEREIT Operating Partnership LP 3.95%, 08/15/27 (Call 05/15/27)	10	9,370
4.88%, 06/01/26 (Call 03/01/26)	5	4,989
VICI Properties LP/VICI Note Co. Inc. 3.75%, 02/15/27 (Call 02/15/23)(b)	10	9,603
4.63%, 12/01/29 (Call 12/01/24)(b)	25	24,911
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	46,264
Welltower Inc. 3.10%, 01/15/30 (Call 10/15/29)	50	47,376
4.00%, 06/01/25 (Call 03/01/25)	25	26,096
Weyerhaeuser Co., 6.95%, 10/01/27	5	6,018

		1,462,609

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc. 4.38%, 01/15/28 (Call 11/15/22)(b)	20	19,663
5.00%, 10/15/25 (Call 10/15/20)(b)	25	25,311
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	21,022
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	5	5,212
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	27,090
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(b)	10	9,444
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,542
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	5,722
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	20,062
Dollar General Corp. 3.88%, 04/15/27 (Call 01/15/27)	5	5,631
4.13%, 05/01/28 (Call 02/01/28)	5	5,725
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	39,475
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)(d)	25	26,189
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	15	16,161
2.80%, 09/14/27 (Call 06/14/27)	50	56,735
2.95%, 06/15/29 (Call 03/15/29)	25	27,707
3.35%, 09/15/25 (Call 06/15/25)	40	44,883
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	9,370
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,988
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	22,662
L Brands Inc., 6.69%, 01/15/27	5	4,284
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	5	5,308
3.10%, 05/03/27 (Call 02/03/27)	8	8,726
3.38%, 09/15/25 (Call 06/15/25)	25	27,591

Security	Par (000)	Value

Retail (continued)
3.65%, 04/05/29 (Call 01/05/29)	$50	$56,521
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	50	50,610
3.50%, 03/01/27 (Call 12/01/26)	5	5,557
3.70%, 01/30/26 (Call 10/30/25)	30	33,761
3.80%, 04/01/28 (Call 01/01/28)	15	17,189
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(b)	9	7,332
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,033
Nordstrom Inc., 6.95%, 03/15/28	5	4,645
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	32,905
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	5	4,943
PetSmart Inc., 5.88%, 06/01/25 (Call 06/29/20)(b)	21	21,143
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	5	4,777
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	24,245
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	21,880
Starbucks Corp. 3.50%, 03/01/28 (Call 12/01/27)	6	6,562
3.80%, 08/15/25 (Call 06/15/25)	35	39,148
4.00%, 11/15/28 (Call 08/15/28)	5	5,670
Target Corp., 2.50%, 04/15/26	10	10,966
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	50	58,697
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	37,028
Walmart Inc. 2.38%, 09/24/29 (Call 06/24/29)	5	5,426
3.70%, 06/26/28 (Call 03/26/28)	50	59,159

		999,700

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)(d)	5	5,305
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	5	5,533
3.90%, 12/15/25 (Call 09/15/25)	10	11,090
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	6	6,875
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)	25	25,553
3.88%, 01/15/27 (Call 10/15/26)	50	52,515
Broadcom Inc. 4.25%, 04/15/26 (Call 02/15/26)(b)	60	64,258
4.75%, 04/15/29 (Call 01/15/29)(b)	10	10,970
5.00%, 04/15/30 (Call 01/15/30)(b)	50	55,436
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	5	5,115
Intel Corp. 2.60%, 05/19/26 (Call 02/19/26)	30	32,779
3.70%, 07/29/25 (Call 04/29/25)	30	34,157
3.90%, 03/25/30 (Call 12/25/29)	50	59,949
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	40,797
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(b)	10	10,059
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	40,350
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(b)	25	28,714
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(b)	5	5,375
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	25	25,650
Texas Instruments Inc. 2.25%, 09/04/29 (Call 06/04/29)	10	10,628
2.90%, 11/03/27 (Call 08/03/27)	5	5,632

		536,740

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	$35	$36,485

Software — 0.6%
Activision Blizzard Inc. 3.40%, 09/15/26 (Call 06/15/26)	5	5,546
3.40%, 06/15/27 (Call 03/15/27)	10	10,862
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	5	5,365
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	5	4,977
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,388
Broadridge Financial Solutions Inc. 2.90%, 12/01/29 (Call 09/01/29)	5	5,249
3.40%, 06/27/26 (Call 03/27/26)	6	6,566
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,264
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,073
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,370
Dun & Bradstreet Corp./The 6.88%, 08/15/26 (Call 02/15/22)(b)	5	5,434
10.25%, 02/15/27 (Call 02/15/22)(b)	10	11,125
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	5	5,875
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	12	13,144
3.75%, 05/21/29 (Call 02/21/29)	50	57,723
Fiserv Inc. 3.50%, 07/01/29 (Call 04/01/29)	50	55,096
3.85%, 06/01/25 (Call 03/01/25)	35	39,028
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	40	44,004
3.13%, 11/03/25 (Call 08/03/25)	55	62,010
3.30%, 02/06/27 (Call 11/06/26)	20	22,994
MSCI Inc. 4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,936
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,237
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	25	26,529
Open Text Corp. 3.88%, 02/15/28 (Call 02/15/23)(b)	15	14,834
5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,184
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	14,829
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	55	59,467
2.95%, 04/01/30 (Call 01/01/30)	50	55,180
3.25%, 11/15/27 (Call 08/15/27)	50	55,916
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	23,105
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,026
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	31,416

		741,752

Telecommunications — 1.2%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(b)	200	205,578
AT&T Inc. 3.60%, 07/15/25 (Call 04/15/25)	25	27,170
3.80%, 02/15/27 (Call 11/15/26)	10	10,946
4.10%, 02/15/28 (Call 11/15/27)	60	66,511
4.13%, 02/17/26 (Call 11/17/25)	40	44,578
4.30%, 02/15/30 (Call 11/15/29)	50	56,760
4.35%, 03/01/29 (Call 12/01/28)	20	22,667
CenturyLink Inc. 4.00%, 02/15/27 (Call 02/15/23)(b)	15	14,957
5.13%, 12/15/26 (Call 12/15/22)(b)	20	20,202
Series G, 6.88%, 01/15/28	10	10,310

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	$30	$33,221
3.50%, 06/15/25	25	28,463
CommScope Inc. 6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,532
8.25%, 03/01/27 (Call 03/01/22)(b)(d)	15	15,643
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	24,282
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	25	24,221
Frontier Communications Corp. 8.00%, 04/01/27 (Call 04/01/22)(b)	20	20,587
8.50%, 04/01/26 (Call 04/01/21)(b)	25	23,995
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	25,881
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	18,026
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	10	10,791
Level 3 Financing Inc. 3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,068
4.63%, 09/15/27 (Call 09/15/22)(b)	25	25,601
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	10	11,045
Sprint Capital Corp., 6.88%, 11/15/28	25	30,902
Sprint Corp. 7.63%, 02/15/25 (Call 11/15/24)	10	11,685
7.63%, 03/01/26 (Call 11/01/25)	15	17,924
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(b)	5	4,913
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	15	15,439
3.70%, 09/15/27 (Call 06/15/27)	5	5,479
T-Mobile USA Inc. 3.88%, 04/15/30 (Call 01/15/30)(b)	100	108,491
4.50%, 02/01/26 (Call 02/01/21)	10	10,274
4.75%, 02/01/28 (Call 02/01/23)	25	26,555
5.38%, 04/15/27 (Call 04/15/22)	5	5,329
6.50%, 01/15/26 (Call 01/15/21)	25	26,407
Verizon Communications Inc. 2.63%, 08/15/26	10	10,770
4.02%, 12/03/29 (Call 09/03/29)	50	58,862
4.13%, 03/16/27	75	87,368
4.33%, 09/21/28	54	64,346
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(b)	25	24,441
5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,112
Vodafone Group PLC 4.38%, 05/30/28	50	58,478
7.00%, 04/04/79 (Call 01/04/29)(a)	25	28,965
Zayo Group Holdings Inc. 4.00%, 03/01/27 (Call 03/01/21)(b)	20	19,681
6.13%, 03/01/28 (Call 03/01/23)(b)	10	9,908

		1,393,364

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	2	2,011
3.90%, 11/19/29 (Call 08/19/29)	25	25,054
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	25	26,184

		53,249

Transportation — 0.3%
Burlington Northern Santa Fe LLC 3.25%, 06/15/27 (Call 03/15/27)	5	5,609

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)	$30	$34,034
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,490
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	68,259
FedEx Corp. 3.40%, 02/15/28 (Call 11/15/27)	21	22,109
4.20%, 10/17/28 (Call 07/17/28)	5	5,488
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	5	5,624
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	5	5,186
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)	10	10,522
3.65%, 08/01/25 (Call 06/01/25)	15	16,711
3.80%, 08/01/28 (Call 05/01/28)	15	17,114
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	15,047
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)	5	5,240
2.75%, 03/01/26 (Call 12/01/25)	25	26,938
3.95%, 09/10/28 (Call 06/10/28)	20	23,239
United Parcel Service Inc. 2.50%, 09/01/29 (Call 06/01/29)	5	5,382
3.05%, 11/15/27 (Call 08/15/27)	5	5,578
4.45%, 04/01/30 (Call 01/01/30)	50	61,901

		339,471

Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25 (Call 07/01/25)(b)	25	18,043
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	25,308
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.40%, 11/15/26 (Call 08/15/26)(b)	25	25,751
4.45%, 01/29/26 (Call 11/29/25)(b)	5	5,382

		74,484

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	5	5,697

Total Corporate Bonds & Notes — 26.6% (Cost: $30,805,309)		31,703,102

Foreign Government Obligations(f)

Argentina — 0.1%
Argentine Republic Government International Bond 6.88%, 01/26/27(e)	25	9,113
7.50%, 04/22/26(e)	150	57,375

		66,488

Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(c)	200	199,140

Brazil — 0.2%
Brazilian Government International Bond 4.63%, 01/13/28 (Call 10/13/27)	200	209,316
10.13%, 05/15/27	25	33,867

		243,183

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	25	28,870
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,413
Province of Ontario Canada, 2.50%, 04/27/26	55	59,965

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada 2.50%, 04/20/26	$10	$10,920
2.75%, 04/12/27	50	55,761

		160,929

China — 0.2%
Export-Import Bank of China (The), 3.38%, 03/14/27(c)	200	217,178

Colombia — 0.2%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	199,972

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(c)	100	97,934

Ecuador — 0.1%
Ecuador Government International Bond, 9.65%, 12/13/26(c)(e)	200	74,100

Indonesia — 0.4%
Indonesia Government International Bond, 3.85%, 07/18/27(c)	200	215,606
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(c)	200	220,442

		436,048

Lebanon — 0.0%
Lebanon Government International Bond 6.25%, 06/12/25(c)(e)	50	8,734
6.60%, 11/27/26(c)(e)	25	4,356

		13,090

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	216,344

Panama — 0.1%
Panama Government International Bond 8.88%, 09/30/27	25	35,082
9.38%, 04/01/29	25	36,738

		71,820

Peru — 0.1%
Peruvian Government International Bond, 7.35%, 07/21/25	100	127,018

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	216,012

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	27,708

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(c)	200	231,762

Russia — 0.2%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(c)	200	225,520

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(c)	200	207,376
Saudi Government International Bond, 2.90%, 10/22/25(b)	300	313,329

		520,705

South Africa — 0.1%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	182,922

Supranational — 0.6%
Asian Development Bank 1.75%, 09/19/29	70	75,297

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.88%, 01/24/30	$5	$5,448
2.00%, 04/24/26	10	10,822
2.50%, 11/02/27	35	39,466
2.63%, 01/12/27	30	33,754
2.75%, 01/19/28(d)	20	22,979
European Investment Bank 0.00%, 11/06/26(g)	30	28,470
1.63%, 10/09/29	50	53,440
2.13%, 04/13/26	25	27,262
2.38%, 05/24/27(d)	5	5,572
Inter-American Development Bank 2.25%, 06/18/29	55	61,569
2.38%, 07/07/27	35	38,954
3.13%, 09/18/28	55	65,036
International Bank for Reconstruction & Development 0.88%, 05/14/30	100	99,716
1.75%, 10/23/29	50	53,919
2.50%, 07/29/25	50	54,988

		676,692

Turkey — 0.1%
Turkey Government International Bond, 4.25%, 04/14/26(d)	200	177,328

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/25(c)	150	150,831

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(c)	200	206,254
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(c)	200	201,884

		408,138

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	27,996

Venezuela — 0.0%
Venezuela Government International Bond, 7.65%, 04/21/25(c)(e)	15	903

Total Foreign Government Obligations — 4.2% (Cost: $5,085,910)		4,969,761

Municipal Debt Obligations

California — 0.0%
California State of California GO, 2.50%, 10/01/29	50	52,783

Total Municipal Debt Obligations — 0.0% (Cost: $52,650)		52,783

U.S. Government Agency Obligations

Mortgage-Backed Securities — 49.2%
Federal Home Loan Mortgage Corp. 2.50%, 01/01/33	19	19,724
3.00%, 07/01/46	20	20,963
3.00%, 08/01/46	157	166,089
3.00%, 09/01/46	81	86,819
3.00%, 10/01/46	41	44,002
3.00%, 12/01/46	41	115,141
3.00%, 01/01/47	81	86,193
3.00%, 02/01/47	248	262,583
3.00%, 06/01/47	137	146,413
3.00%, 08/01/47	29	31,115

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/47	$63	$66,543
3.00%, 10/01/47	48	51,202
3.50%, 06/01/34	35	37,314
3.50%, 03/01/38	162	171,774
3.50%, 10/01/42	97	105,085
3.50%, 10/01/44	60	64,156
3.50%, 03/01/46	209	228,615
3.50%, 12/01/46	39	41,910
3.50%, 01/01/47	44	47,501
3.50%, 04/01/47	136	144,638
3.50%, 07/01/47	78	125,927
3.50%, 08/01/47	17	18,151
3.50%, 09/01/47	115	201,528
3.50%, 12/01/47	17	18,385
3.50%, 02/01/48	137	228,729
3.50%, 03/01/48	35	105,037
3.50%, 05/01/48	71	75,150
3.50%, 04/01/49	164	177,004
3.50%, 05/01/49	22	24,192
3.50%, 06/01/49	47	50,871
4.00%, 09/01/45	37	40,419
4.00%, 02/01/46	259	280,939
4.00%, 10/01/46	18	19,930
4.00%, 10/01/47	9	9,700
4.00%, 01/01/48	94	100,937
4.00%, 02/01/48	34	36,125
4.00%, 06/01/48	20	62,784
4.00%, 12/01/48	51	54,886
4.00%, 01/01/49	1	19,973
4.50%, 10/01/48	62	68,472
4.50%, 01/01/49	56	61,040
5.00%, 12/01/41	467	533,538
Federal National Mortgage Association 2.50%, 06/01/35(h)	200	209,281
2.50%, 06/01/50(h)	2,059	2,136,293
3.00%, 06/01/35(h)	164	172,894
3.00%, 02/01/47	56	59,944
3.50%, 06/01/50(h)	4,489	4,735,544
3.50%, 11/01/51	565	613,223
4.00%, 06/01/35(h)	124	131,343
4.00%, 02/01/47	60	66,132
4.00%, 06/01/50(h)	3,488	3,713,221
4.00%, 02/01/57	41	45,384
4.50%, 06/01/35(h)	25	26,332
4.50%, 06/01/50(h)	993	1,072,750
5.00%, 06/01/50(h)	624	681,417
FHLMC Multifamily Structured Pass Through Certificates
Series K056, Class A2, 2.53%, 05/25/26	35	37,703
Series K066, Class A2, 3.12%, 06/25/27	100	111,914
Series K078, Class A2, 3.85%, 06/25/28	175	206,630
Series K087, Class A2, 3.77%, 12/25/28	100	118,655
Series K090, Class A2, 3.42%, 02/25/29	100	116,186
Series K-1512, Class A2, 2.99%, 05/25/31	70	80,161
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, 12/25/25	88	96,812
Government National Mortgage Association 2.50%, 01/20/47	53	56,332
2.50%, 06/01/50(h)	457	480,796
3.00%, 05/20/45	233	248,341
3.00%, 07/20/45	191	204,013

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/20/45	$20	$21,857
3.00%, 11/20/45	635	677,744
3.00%, 02/20/46	71	75,770
3.00%, 05/20/46	54	57,226
3.00%, 06/20/46	68	72,532
3.00%, 07/20/46	58	61,192
3.00%, 08/20/46	310	328,710
3.00%, 09/20/46	183	194,582
3.00%, 11/20/46	92	97,508
3.00%, 12/20/46	93	98,981
3.00%, 02/20/47	55	57,890
3.00%, 06/20/47	90	95,494
3.00%, 11/20/47	406	430,242
3.00%, 12/20/47	330	349,826
3.00%, 01/20/48	68	71,767
3.00%, 02/20/48	68	71,591
3.00%, 01/20/50	272	288,259
3.00%, 02/20/50	273	289,142
3.00%, 06/01/50(h)	1,807	1,912,879
3.50%, 09/20/42	497	543,598
3.50%, 10/20/42	21	22,469
3.50%, 12/20/42	394	430,684
3.50%, 04/20/43	147	160,796
3.50%, 11/20/45	123	132,132
3.50%, 12/20/45	12	12,682
3.50%, 03/20/46	143	153,818
3.50%, 04/20/46	66	71,096
3.50%, 06/20/46	244	261,459
3.50%, 12/20/46	57	60,679
3.50%, 01/20/47	16	17,604
3.50%, 02/20/47	43	46,058
3.50%, 03/20/47	20	21,873
3.50%, 09/20/47	70	74,745
3.50%, 11/20/47	108	115,634
3.50%, 12/15/47	86	93,129
3.50%, 02/20/48	64	68,233
3.50%, 04/20/48	21	127,199
3.50%, 08/20/48	143	152,341
3.50%, 01/20/49	55	58,513
3.50%, 11/20/49	317	336,181
3.50%, 12/20/49	196	208,098
3.50%, 01/20/50	1,180	1,251,877
3.50%, 06/01/50(h)	1,126	1,193,559
4.00%, 04/20/47	296	318,899
4.00%, 06/20/47	197	212,526
4.00%, 07/20/47	544	586,896
4.00%, 11/20/47	107	115,209
4.00%, 03/20/48	159	171,041
4.00%, 04/20/48	82	87,606
4.00%, 05/15/48	45	48,214
4.00%, 05/20/48	199	212,695
4.00%, 08/20/48	205	219,362
4.00%, 09/20/48	81	87,099
4.00%, 11/20/48	34	36,150
4.00%, 11/20/49	325	346,390
4.00%, 06/01/50(h)	908	967,197
4.50%, 10/20/46	112	126,270
4.50%, 06/20/47	16	17,589
4.50%, 04/20/48	51	55,456
4.50%, 06/20/48	26	28,550

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/48	$198	$213,881
4.50%, 10/20/48	395	425,930
4.50%, 12/20/48	38	96,688
4.50%, 03/20/49	38	41,265
4.50%, 06/20/49	351	377,571
4.50%, 07/20/49	99	106,335
4.50%, 08/20/49	23	25,093
4.50%, 06/22/50(h)	65	69,895
5.00%, 04/20/48	50	55,003
5.00%, 05/20/48	104	113,295
5.00%, 11/20/48	22	24,430
5.00%, 12/20/48	139	151,026
5.00%, 01/20/49	202	219,931
5.00%, 05/20/49	16	17,891
5.00%, 06/01/50(h)	237	257,525
Uniform Mortgage-Backed Securities
2.50%, 04/01/47	69	71,917
2.50%, 10/01/49	26	27,025
2.50%, 01/01/50	99	102,325
3.00%, 03/01/30	92	97,428
3.00%, 01/01/31	65	68,716
3.00%, 02/01/31	18	19,288
3.00%, 02/01/32	18	19,741
3.00%, 06/01/32	17	18,292
3.00%, 11/01/32	18	19,373
3.00%, 12/01/32	18	18,807
3.00%, 01/01/33	18	19,462
3.00%, 02/01/33	18	18,872
3.00%, 09/01/34	173	183,485
3.00%, 12/01/34	187	196,937
3.00%, 11/01/42	11	12,046
3.00%, 09/01/43	14	14,651
3.00%, 01/01/44	20	21,265
3.00%, 10/01/44	34	254,291
3.00%, 03/01/45	122	130,067
3.00%, 05/01/45	57	61,110
3.00%, 08/01/46	39	61,945
3.00%, 11/01/46	19	696,654
3.00%, 12/01/46	67	105,766
3.00%, 01/01/47	85	150,160
3.00%, 02/01/47	480	508,042
3.00%, 03/01/47	48	307,065
3.00%, 07/01/47	142	149,740
3.00%, 08/01/47	20	21,233
3.00%, 03/01/48	48	50,176
3.00%, 09/01/49	236	251,094
3.00%, 11/01/49	24	25,805
3.00%, 12/01/49	350	1,629,074
3.00%, 02/01/50	378	398,426
3.00%, 05/01/50	53	55,939
3.00%, 06/01/50(h)	5,293	5,568,401
3.50%, 03/01/33	19	20,859
3.50%, 04/01/33	33	35,342
3.50%, 05/01/33	20	20,969
3.50%, 07/01/34	43	45,200
3.50%, 08/01/34	38	40,401
3.50%, 06/01/35(h)	243	256,450
3.50%, 02/01/45	24	26,104
3.50%, 01/01/46	16	35,391
3.50%, 03/01/46	126	136,777

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/46	$16	$17,806
3.50%, 08/01/46	761	820,989
3.50%, 10/01/46	182	194,308
3.50%, 12/01/46	59	137,494
3.50%, 01/01/47	37	95,568
3.50%, 02/01/47	16	71,362
3.50%, 05/01/47	35	37,870
3.50%, 08/01/47	43	45,897
3.50%, 11/01/47	21	22,681
3.50%, 01/01/48	44	273,464
3.50%, 02/01/48	101	438,155
3.50%, 03/01/48	20	20,922
3.50%, 04/01/48	18	146,670
3.50%, 05/01/48	23	25,594
3.50%, 06/01/48	137	144,423
3.50%, 11/01/48	44	46,153
3.50%, 04/01/49	24	25,923
3.50%, 06/01/49	194	240,233
3.50%, 07/01/49	500	528,150
3.50%, 11/01/49	290	305,417
3.50%, 02/01/50	440	568,716
3.50%, 05/01/50	199	211,546
4.00%, 07/01/32	23	24,174
4.00%, 05/01/33	21	22,481
4.00%, 06/01/33	21	22,343
4.00%, 07/01/33	16	17,080
4.00%, 06/01/38	22	23,305
4.00%, 01/01/45	39	119,874
4.00%, 03/01/45	20	21,369
4.00%, 06/01/45	40	43,211
4.00%, 06/01/46	155	173,241
4.00%, 07/01/46	772	832,217
4.00%, 10/01/46	23	25,145
4.00%, 02/01/47	18	18,999
4.00%, 08/01/47	18	18,820
4.00%, 09/01/47	20	158,592
4.00%, 10/01/47	104	115,375
4.00%, 01/01/48	140	170,252
4.00%, 09/01/48	18	19,576
4.00%, 10/01/48	105	111,477
4.00%, 11/01/48	129	137,004
4.00%, 12/01/48	66	70,546
4.00%, 01/01/49	35	37,653
4.00%, 02/01/49	36	38,776
4.00%, 03/01/49	31	121,284
4.00%, 04/01/49	116	126,649
4.00%, 05/01/49	68	74,557
4.00%, 06/01/49	44	171,946
4.00%, 07/01/49	48	133,708
4.00%, 08/01/49	283	302,672
4.00%, 11/01/49	134	142,638
4.00%, 12/01/49	93	99,354
4.00%, 02/01/50	285	303,357
4.50%, 01/01/44	320	349,192
4.50%, 02/01/46	40	44,611
4.50%, 04/01/47	20	22,614
4.50%, 10/01/47	16	45,649
4.50%, 03/01/48	28	30,295
4.50%, 06/01/48	27	30,147
4.50%, 07/01/48	9	9,913

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/48	$76	$83,326
4.50%, 10/01/48	20	161,327
4.50%, 11/01/48	71	202,014
4.50%, 12/01/48	17	232,675
4.50%, 02/01/49	353	380,859
4.50%, 05/01/49	87	132,529
4.50%, 07/01/49	70	75,416
4.50%, 08/01/49	69	74,271
5.00%, 03/01/48	13	14,706
5.00%, 04/01/48	57	62,098
5.00%, 05/01/48	30	33,687
5.00%, 07/01/48	48	53,737
5.00%, 01/01/49	41	45,108
5.00%, 04/01/49	61	67,998
5.50%, 01/01/47	27	31,680
6.00%, 02/01/49	59	70,003

		58,716,337

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks 2.75%, 12/13/24	50	54,808
3.00%, 03/10/28	10	11,574
3.13%, 06/13/25	135	152,222
Federal National Mortgage Association, 1.88%, 09/24/26	25	26,800
Tennessee Valley Authority 2.88%, 09/15/24	25	27,487
Series A, 2.88%, 02/01/27	25	27,940

		300,831

U.S. Government Obligations — 17.2%
U.S. Treasury Note/Bond 0.63%, 03/31/27	450	454,289
1.50%, 08/15/26	2,025	2,156,467
1.50%, 02/15/30	750	811,289
1.63%, 05/15/26	500	535,469
1.63%, 08/15/29	735	802,298
1.75%, 12/31/26	245	265,404
1.75%, 11/15/29	350	386,586
2.00%, 08/15/25	900	976,852
2.00%, 11/15/26	750	823,535
2.13%, 05/15/25	350	380,926
2.13%, 05/31/26	600	660,562
2.25%, 11/15/25	780	859,341
2.25%, 03/31/26	230	254,438
2.25%, 02/15/27	475	530,812
2.25%, 08/15/27	300	337,266
2.25%, 11/15/27	735	828,598
2.38%, 05/15/27	475	536,453
2.38%, 05/15/29	700	808,609
2.63%, 01/31/26	600	675,141
2.63%, 02/15/29	840	985,556
2.75%, 08/31/25	450	506,180
2.75%, 02/15/28	775	905,418
2.88%, 04/30/25	50	56,234
2.88%, 07/31/25	200	225,953
2.88%, 05/15/28	950	1,122,930
2.88%, 08/15/28	950	1,126,937
3.13%, 11/15/28	540	653,906
5.25%, 02/15/29	550	768,539
6.00%, 02/15/26	100	131,617
6.50%, 11/15/26	60	83,175

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.63%, 02/15/27	$350	$492,570
7.63%, 02/15/25	300	402,563

		20,545,913

Total U.S. Government Agency Obligations — 66.6% (Cost: $76,038,417)		79,563,081

Short-Term Investments

Money Market Funds — 20.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(i)(j)(k)	23,988	24,023,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(i)(j)	566	565,909

		24,589,832

Total Short-Term Investments — 20.6% (Cost: $24,565,061)		24,589,832

Total Investments Before TBA Sales Commitments — 119.8% (Cost: $138,662,617)		143,068,772

TBA Sale Commitments(h)

Mortgage-Backed Securities — (0.6)%
Uniform Mortgage-Backed Securities 3.00%, 06/11/50	(53)	(55,758)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/11/50	(225)	$(237,357)
4.00%, 06/11/50	(400)	(425,828)

		(718,943)

Total TBA Sale Commitments — (0.6)% (Proceeds: $(720,045))		(718,943)

Total Investments, Net of TBA Sales Commitments — 119.2% (Cost: $137,942,572)		142,349,829

Other Assets, Less Liabilities — (19.2)%		(22,963,012)

Net Assets — 100.0%		$119,386,817

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Zero-coupon bond.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,970	4,018	23,988	$24,023,923	$52,644	(b)	$(1,547)	$17,982
BlackRock Cash Funds: Treasury, SL Agency Shares	394	172	566	565,909	1,538		—	—

				$24,589,832	$54,182		$(1,547)	$17,982

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Core 5-10 Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,190,213	$—	$2,190,213
Corporate Bonds & Notes	—	31,703,102	—	31,703,102
Foreign Government Obligations	—	4,969,761	—	4,969,761
Municipal Debt Obligations	—	52,783	—	52,783
U.S. Government & Agency Obligations	—	79,563,081	—	79,563,081
Money Market Funds	24,589,832	—	—	24,589,832

	24,589,832	118,478,940	—	143,068,772

Liabilities
TBA Sales Commitments	—	(718,943)	—	(718,943)

	$24,589,832	$117,759,997	$—	$142,349,829

Portfolio Abbreviations — Fixed Income

GO	General Obligation

TBA	To-Be-Announced